Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Balance at start of period	$ 10	$ 3
Additional allowance	(3)	5
Reversals	(2)	0
Change due to translation differences	4	2
Balance at end of period	$ 9	$ 10